Income Taxes (Tables)	12 Months Ended
Sep. 29, 2012
Provision for Income Taxes

The provision for income taxes for 2012, 2011, and 2010, consisted of the following (in millions):

	2012	2011	2010
Federal:
Current	$7,240	$3,884	$2,150
Deferred	5,018	2,998	1,676

	12,258	6,882	3,826

State:
Current	1,182	762	655
Deferred	(123)	37	(115)

	1,059	799	540

Foreign:
Current	1,203	769	282
Deferred	(490)	(167)	(121)

	713	602	161

Provision for income taxes	$14,030	$8,283	$4,527

Reconciliation of Provision for Income Taxes

A reconciliation of the provision for income taxes, with the amount computed by applying the statutory federal income tax rate (35% in 2012, 2011 and 2010) to income before provision for income taxes for 2012, 2011, and 2010, is as follows (in millions):

	2012	2011	2010
Computed expected tax	$19,517	$11,973	$6,489
State taxes, net of federal effect	677	552	351
Indefinitely invested earnings of foreign subsidiaries	(5,895)	(3,898)	(2,125)
Research and development credit, net	(103)	(167)	(23)
Domestic production activities deduction	(328)	(168)	(48)
Other	162	(9)	(117)

Provision for income taxes	$14,030	$8,283	$4,527

Effective tax rate	25.2%	24.2%	24.4%

Significant Components of Deferred Tax Assets and Liabilities

As of September 29, 2012 and September 24, 2011, the significant components of the Company’s deferred tax assets and liabilities were (in millions):

	2012	2011
Deferred tax assets:
Accrued liabilities and other reserves	$2,101	$1,610
Basis of capital assets and investments	447	390
Share-based compensation	395	355
Other	1,094	795

Total deferred tax assets	4,037	3,150
Less valuation allowance	0	0

Deferred tax assets, net of valuation allowance	4,037	3,150

Deferred tax liabilities:
Unremitted earnings of foreign subsidiaries	14,712	8,896
Other	193	272

Total deferred tax liabilities	14,905	9,168

Net deferred tax liabilities	$(10,868)	$(6,018)

Aggregate Changes in Gross Unrecognized Tax Benefits Excluding Interest and Penalties

The aggregate changes in the balance of gross unrecognized tax benefits, which excludes interest and penalties, for 2012, 2011, and 2010, is as follows (in millions):

	2012	2011	2010
Beginning Balance	$1,375	$943	$971
Increases related to tax positions taken during a prior year	340	49	61
Decreases related to tax positions taken during a prior year	(107)	(39)	(224)
Increases related to tax positions taken during the current year	467	425	240
Decreases related to settlements with taxing authorities	(3)	0	(102)
Decreases related to expiration of statute of limitations	(10)	(3)	(3)

Ending Balance	$2,062	$1,375	$943